SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2022
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2022	2021	2020
Income:

Interest on cash equivalents, short-term deposits and restricted cash	$980	$315	$399
Other	18	611	272

	998	926	671
Expenses:

Interest with respect to bank loans	-	-	195
Exchange rate differences, net	2,019	543	176
Bank charges including guarantees	1,752	1,986	2,201
Other	45	119	6

	3,816	2,648	2,578

Total financial expenses, net	$2,818	$1,722	$1,907

Schedule of Earnings (loss) per share
	Year ended December 31,
	2022	2021	2020
Numerator for basic and diluted earnings (losses) per share -
Net income (losses) available to holders of ordinary shares	$(5,928)	$(3,033)	$35,076

2.Denominator (in thousands):

	Year ended December 31,
	2022	2021	2020
Denominator for basic earnings (losses) per share -

Weighted average number of shares	56,592	56,401	55,516
Add - employee stock options	-	-	67

Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	56,592	56,401	55,583